Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 16, 2024	Apr. 30, 2016
Shareholders’ Equity [Line Items]
Voting rights					one
Net proceeds received (in Dollars)					$ 46,171
Transaction costs (in Dollars)			$ 100
Number of shares available for grant	10,974,282				10,974,282
Fair value of options granted (in Dollars per share)					$ 2.02	$ 1.43	$ 1.87
Weighted average exercise price (in Dollars per share)						$ 3.6	$ 3.47
Unrecognized compensation costs (in Dollars)	$ 9,353				$ 9,353
Weighted average period					2 years 1 month 24 days
Amount of warrants (in Dollars)	$ 5,354				$ 5,354	$ 3,338
Compensation expense (in Dollars)					$ 10,617	9,916	$ 7,926
Class of Warrant or Right, Unexercised Warrants								2,313,976
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants exercised							9,984
Common Stock [Member]
Shareholders’ Equity [Line Items]
Issuance of shares					16,591,479
Net proceeds received (in Dollars)
Common Stock [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants exercised							324
2021 Share Option Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares available for grant	23,794,633				23,794,633
Vesting period					4 years
Expiry period					10 years
Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Issuance of shares	2,255,156		14,110,121
Purchase price of per share (in Dollars per share)	$ 3.88		$ 2.612		$ 3.88
Net proceeds received (in Dollars)	$ 8,740		$ 36,756
Construction of Hudson NH Facility [Member]
Shareholders’ Equity [Line Items]
Number of shares issued for services		226,202
Increase to additional paid in capital in exchange for services (in Dollars)		$ 675
Oramed [Member]
Shareholders’ Equity [Line Items]
Number of warrant to purchase		2,390,000
Warrants exercise price (in Dollars per share)		$ 3.474
Amount of warrants (in Dollars)	$ 2,780				$ 2,780
Compensation expense (in Dollars)					524
Oramed [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Warrants exercise price (in Dollars per share)		$ 3.9
Number of warrant outstanding		847,000
Consultants [Member]
Shareholders’ Equity [Line Items]
Number of warrant to purchase									67,897
Warrants exercised				67,897
Warrant exercise term									7 years
Share Option Plan [Member]
Shareholders’ Equity [Line Items]
Total intrinsic value (in Dollars)						39	$ 79
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Total fair value of RSUs (in Dollars)					$ 3,175	$ 1,910	$ 1,644
Restricted Stock Units (RSUs) [Member] | Restricted Stock [Member]
Shareholders’ Equity [Line Items]
Weighted-average grant date fair value of RSUs granted (in Dollars per share)						$ 2.88	$ 3.36
Preferred A Shares [Member]
Shareholders’ Equity [Line Items]
Warrants exercise price (in Dollars per share)	$ 3.87				$ 3.87
Warrant convertible into shares	3,880,777				3,880,777